Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation, Principle of Consolidation and Use of Estimates

a.                  Basis of Presentation, Principle of Consolidation and Use of Estimates

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and on a going concern basis.

Principle of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which Sogou is the ultimate primary beneficiary. All significant intra-company balances and transactions within the Sogou Group have been eliminated upon consolidation. See Note 22—VIEs for discussion of the consolidation of the VIEs.

Use of Estimates

The preparation of these financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily available from other sources. Actual results may differ from these estimates. Identified below are the accounting policies that reflect the Sogou Group’s most significant estimates and judgments, and those that the Sogou Group believes are the most critical for fully understanding and evaluating its consolidated financial statements.

Functional Currency and Foreign Currency Translation

b.                  Functional Currency and Foreign Currency Translation

Functional Currency

An entity’s functional currency is the currency of the primary economic environment in which it operates; normally that is the currency of the environment in which it primarily generates and expends cash. It is essential that management use its judgment to determine the functional currency by assessing various indicators, such as cash flows, product and service prices and markets, expenses, financing and intra-company transactions and arrangements. The functional currency of the Company and the Company’s subsidiaries in the BVI and Hong Kong is the United States dollar (the “U.S. dollar”), while the functional currency of the Company’s subsidiaries and VIEs in the PRC is the Renminbi (the “RMB”).

Foreign Currency Translation

The Sogou Group uses the U.S. dollar as its reporting currency. In the consolidated financial statements, the financial information of the Company’s subsidiaries and VIEs in the PRC, which use the RMB as their functional currency, has been translated into U.S. dollars. Assets and liabilities are translated from the functional currency at the exchange rates on the balance sheet date; equity amounts are translated at historical exchange rates; and revenues, expenses, gains, and losses are translated using the average rates in effect during the reporting period. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of changes in shareholders’ (deficit)/equity.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from re-measurement at period end are recognized in the consolidated statements of comprehensive income.

Cash and Cash Equivalents	c. Cash and Cash Equivalents Cash and cash equivalents consist of cash, time deposits with original maturities of three months or less, and demand deposits.
Short-term Investments

d.                  Short-term Investments

Short-term investments consist of time deposits with original maturities of more than three months and investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825, the Sogou Group elected the fair value method at the date of initial recognition and carried these investments at fair value. For both time deposits with original maturities of more than three months and financial instruments with a variable interest rate indexed to performance of underlying assets, fair values are determined based on the pervasive interest rates in the market. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other (expenses)/income, net. To estimate fair value, the Sogou Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Sogou Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements (see Note 3z—Fair Value of Financial Instruments).

Accounts Receivable, Net

e.                   Accounts Receivable, Net

The carrying value of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected. Management makes estimations of the collectability of accounts receivable. In estimating the general allowance, many factors are considered, including reviewing delinquent accounts receivable, performing aging analyses and customer credit analyses, and analyzing historical bad debt records and current economic trends. Additional allowance for specific doubtful accounts might be made if the financial conditions of the customers of the Sogou Group deteriorate, resulting in their inability to make payments due to the Sogou Group.

Financing Receivables, Net

f.                     Financing Receivables, Net

Financing receivables consist primarily of small consumer loans to individual borrowers. Such amounts are recorded at the principal amount and interest accrued, net of allowance for credit losses that reflects the Sogou Group’s best estimate of the amounts that will not be collected. Interest on loans is accrued based on the contractual interest rates of the loans when earned. The loan periods granted by the Sogou Group to the borrowers related to the small consumer loans are generally within one year. The allowance for credit losses is determined at a level believed to be reasonable to absorb probable losses inherent in the loan portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis and is estimated on a quarterly basis or more often as necessary based on the delinquency rate, the aging of the amount due and other relevant factors.

Short-term Receivables and Payables

g.                  Short-term Receivables and Payables

Prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, receipts in advance and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature.

Inventory

h.                  Inventory

Inventory, which mainly consists of smart hardware products, is recorded at the lower of cost or net realizable value. Cost of inventory is determined using the first-in-first-out cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs and disposal and transportation expenses. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value for obsolete and slow-moving goods.

Long-term Investments

i.                     Long-term Investments

Investments in entities are recorded as equity investments under long-term investments. For entities over which the Sogou Group can exercise significant influence but in which it does not own a majority equity interest or control, the equity method is applied. For entities over which the Sogou Group does not have significant influence, the cost method was applied before the adoption of ASC321 effective as of January 1, 2018; after the adoption of ASC 321, these investments should generally be measured at fair value with gains or losses resulting from changes in fair value recognized in earnings. Based on ASC 321, an entity may elect to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes. Entities that elect this measurement alternative will report in current earnings changes in the carrying value due to re-measurement based on observable price changes of the equity investments. As of December 31, 2018, all of the Sogou Group’s equity investments were accounted as equity investments without readily determinable fair values.

Fixed Assets

j.                     Fixed Assets

Fixed assets comprise computer equipment (including servers), leasehold improvement, office furniture, and vehicles. Fixed assets are recorded at cost less accumulated depreciation with no residual value. Depreciation is calculated on a straight-line basis over the estimated useful lives listed below:

Fixed Assets	Estimated Useful Lives (Years)
Computer equipment (including servers)	4 - 5
Leasehold improvements	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Repairs and maintenance costs are expensed as incurred, whereas the cost of renewals and betterments that extend the useful lives of fixed assets are capitalized as additions to the related assets.

Gains or losses on the disposal of fixed assets are the difference between the net sale proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of comprehensive income.

Goodwill

k.                  Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Sogou Group’s acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Under ASC 350-20-35, the Sogou Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Sogou Group chooses to directly apply the quantitative impairment test, which consists of a two-step quantitative impairment test. The first step is comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Sogou Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Sogou Group must perform the second step of the two-step quantitative goodwill impairment test to measure the amount of impairment loss by comparing the implied fair value of the reporting unit goodwill, which is the difference between the fair value of the reporting unit and the net fair value of the identifiable assets and liabilities included in the reporting unit, with the carrying amount of that goodwill.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. Prior to the completion of the Company’s IPO, the judgment in estimating the fair value of reporting units included estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. After the completion of the Company’s IPO, the fair value of reporting units is determined based on the trading price of the Company’s ADSs in the public market.

Intangible Assets

l.                     Intangible Assets

Intangible assets primarily comprise copyright, developed technologies, domain names and trademarks and computer software. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization of intangible assets is computed using the straight-line method over the estimated useful lives of the assets as follows:

Intangible Assets	Estimated Useful Lives (Years)
Copyright	5
Developed technologies	3 - 10
Domain names and trademarks	5 - 10
Computer software	3

Impairment of Long-lived Assets

m.               Impairment of Long-lived Assets

The carrying values of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Based on the existence of one or more indicators of impairment, the Sogou Group compares the carrying amount of the long-lived asset group with the sum of undiscounted cash flows expected to result from the use and eventual disposal of the asset group. If the carrying amount exceeds the sum of undiscounted cash flows, the Sogou Group will measure any impairment of long-lived assets using the projected discounted cash flow method at the asset group level. The estimation of future cash flows requires significant management judgment based on the Sogou Group’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Sogou Group’s business model is determined by the Sogou Group’s management. An impairment charge would be recorded if the Sogou Group were to determine that the carrying value of long-lived assets may not be recoverable. The impairment to be recognized would be measured by the amount by which the carrying values of the assets exceeded the fair value of the assets.

Treasury Stock

n.                  Treasury Stock

Treasury stock consist of shares repurchased by the Company or that the Company is obligated to repurchase as of the reporting date. Shares included in treasury stock are no longer outstanding. Treasury stock is accounted for under the cost method.

Treasury stock also includes ordinary shares that were issued upon the early exercise of options and transferred to trusts for the benefit of the holders, but remained subject to vesting in accordance with the requirements of the applicable option agreements (See “Option Modification” in Note 16—Share-based Compensation).

Revenue Recognition

o.                  Revenue Recognition

On January 1, 2018, the Sogou Group adopted ASC 606, using the modified retrospective method applied to those contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under ASC 605. The adoption did not have a material impact on retained earnings as of January 1, 2018 and the financial statements as of and for the year ended December 31, 2018.

The adoption of ASC 606 mainly resulted in a change to the Sogou Group’s accounting policy for advertising-for-advertising barter transactions. Under ASC 605, revenue and expense were recognized at fair value from an advertising barter transaction only if the fair value of the advertising surrendered in the transaction was determinable based on the entity’s own historical practice of receiving cash, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction. If the fair value of the advertising surrendered in the barter transaction was not determinable, the barter transaction was to be recorded based on the carrying amount of the advertising surrendered, which would likely be zero. ASC 606 has suspended the guidance of ASC 605 and provides that when the contract consideration from a customer is in forms other than cash, the revenue will be measured at the fair value of the noncash consideration, or indirectly measured by reference to the standalone selling price of the goods or services promised to the customer if the fair value of the non-cash consideration cannot be reasonably estimated. For the years ended December 31, 2016 and 2017, the Sogou Group engaged in certain advertising barter transactions for which the fair value of the service surrendered was not determinable under ASC 605 and therefore no revenues or expenses derived from these barter transactions were recognized. For the year ended December 31, 2018, because of the adoption of ASC 606, the Sogou Group estimated the fair value of the advertising services received in barter transactions and recognized US$21,817 in revenues, with a corresponding increase in cost of revenues and sales and marketing expenses. The adoption of ASC 606 did not have a material impact on the Sogou Group’s consolidated balance sheet, consolidated statement of cash flows, or consolidated statement of changes in equity for the year ended December 31, 2018.

Under Topic 606, the Sogou Group recognizes revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Sogou Group expects to be entitled to in exchange for those goods or services.

The Sogou Group determines revenue recognition through the following steps:

Step 1: identification of the contract, or contracts, with a customer;

Step 2: identification of the performance obligations in the contract;

Step 3: determination of the transaction price;

Step 4: allocation of the transaction price to the performance obligations in the contract; and

Step 5: recognition of revenue when, or as, the Sogou Group satisfies a performance obligation.

The Sogou Group is principally engaged in offering search and search-related advertising services including pay-for-click services and other online advertising services. The Sogou Group also offers IVAS, primarily with respect to the operation of Web games and mobile games developed by third parties and the provision of online reading services, and offers other products and services including smart hardware products. The following table presents revenues disaggregated by revenue source, net of value-added tax (“VAT”).

	For the Year Ended December 31,
	2016(1)	2017(1)	2018(2)

Search and search-related advertising revenues	$597,213	$801,551	$1,023,132
Other revenues	63,195	106,806	101,026
Total	$660,408	$908,357	$1,124,158

(1) As noted above, prior-period amounts have not been adjusted, pursuant to the modified retrospective method.

(2) The search and search-related advertising revenues and total revenues for the year ended December 31, 2018 would be US$1,001,315 and US$1,102,341, respectively, without the adoption of ASC 606.

Search and Search-related Advertising Revenues

The Sogou Group procures a majority of its search and search-related advertisers through advertising agencies. Discounts and other cash incentives provided to the advertising agencies are accounted for as a reduction of revenues.

Pay-for-click Services

Pay-for-click services enable advertisers’ promotional links to be displayed on the Sogou Group’s search result pages and other Internet properties and third parties’ Internet properties where the links are relevant to the subject and content of searches and such properties. For pay-for-click services, the Sogou Group introduces Internet users to its advertisers through the auction-based systems and charge advertisers on a per-click basis when the users click on the displayed links. The performance obligation of pay-for-click services is satisfied at the point in time when users click on the displayed links, and revenue for pay-for-click services is recognized on a per-click basis.

Other Online Advertising Services

Other online advertising services mainly consist of displaying advertisers’ promotional links on the Sogou Group’s Internet properties. For time-based advertising services, the performance obligation is satisfied over time when the advertising links are displayed over the contract periods, and therefore revenue is normally recognized on a straight-line basis over the contracted display period. For performance-based advertising services, for example, the advertisers are charged based on the times that users download from the displayed links, the performance obligation is satisfied at the point in time when the promised performance is completed, and the revenue is recognized upon the completion of the promised performance.

The Sogou Group’s advertising services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ Internet properties, including Web content, software, and mobile applications. The Sogou Group is the principal in such arrangement because its promise to advertisers is to provide the advertising services itself rather than to arrange for the advertising services to be provided by third parties on their Internet properties. Payments made to operators of third-party Internet properties are included in the traffic acquisition costs.

Other Revenues

Other revenues consist of IVAS revenues, which are mainly from the operation of Web games and mobile games developed by third parties and the provision of online reading services, as well as revenues from other products and services, including smart hardware products, offered by the Sogou Group. Other revenues are recognized when the Sogou Group’s performance obligations under the applicable agreements are satisfied.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Sogou Group has satisfied its performance obligations and has the unconditional right to payment.

Receipts in advance relates to unsatisfied performance obligations at the end of the year and consists of cash payments received in advance from customers. The unused cash balances remaining in customers’ accounts are recorded as a liability of the Sogou Group. Due to the generally short-term duration of the Sogou Group’s contracts, the majority of the performance obligations are satisfied in one year. The amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year was US$63,459 for the year ended December 31, 2018.

Revenues recognized in the current year from performance obligations related to prior years were not material.

Practical Expedients

The Sogou Group has used the following practical expedients as allowed under ASC 606:

(i) The transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the Sogou Group’s contracts have a duration of one year or less;

(ii) Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Sogou Group has determined that its contracts generally do not include a significant financing component; and

(iii) The Sogou Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Cost of Revenues

p.                  Cost of Revenues

Cost of revenues consist primarily of traffic acquisition cost, bandwidth costs, server and Internet equipment depreciation associated with the operation of the Sogou Group’s Internet properties, salary and benefits expenses and share-based compensation for staff employed in network operations. Traffic acquisition costs represent the most significant portion of cost of revenues.

The Sogou Group’s traffic acquisition costs consist primarily of payments to third parties that direct search queries of their users to Internet properties of the Sogou Group or distribute the Sogou Group’s advertisers’ promotional links through such third parties’ Internet properties. The traffic acquisitions costs for such arrangements consist primarily of fees that the Sogou Group pays to the third parties based on an agreed-upon unit price and revenue-sharing payments that the Sogou Group makes to such third parties based on an agreed-upon percentage of revenues generated from users’ clicks.

Research and Development Expenses

q.                  Research and Development Expenses

Research and development expenses primarily consist of salary and benefits expenses incurred in the research and development of new products and new functionality added to existing products.

Costs incurred during the application development stage for software programs to be used solely to meet internal needs were not material in the years presented; therefore, no research and development expenses were capitalized as intangible assets.

Sales and Marketing Expenses

r.                    Sales and Marketing Expenses

Sales and marketing expenses mainly consist of advertising and promotional expenses, salary and benefits expenses, travel expenses, and facility expenses. Advertising and promotional expenses generally represent the expenses incurred for promoting the Sogou Group’s products, services and brand. The Sogou Group recognizes advertising and promotional expenses as incurred. Total advertising and promotional expenses were US$94,775, US$117,553, and US$102,098, respectively, for the years ended December 31, 2016, 2017 and 2018.

Operating Leases

s.                    Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases, including rent concessions, are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term.

Share-based Compensation Expense

t.                     Share-based Compensation Expense

Share-based compensation expense arises from share-based awards, including share options for the purchase of Sogou ordinary shares, granted by the Sogou Group to its management and other key employees, and granted by Sohu to its management and other key employees who to some extent provide services to the Sogou Group and to certain management and other key employees of the Sogou Group (“Sogou Share-based Awards”); restricted share units and share options for the purchase of Sohu common stock granted by Sohu to employees of the Sogou Group (“Sohu Stock-based Awards”); and restricted share units granted by Tencent to certain persons who became the Sogou Group’s employees when Tencent’s Soso search-related businesses were transferred to the Sogou Group in September 2013 (“Tencent Share-based Awards”).

Sogou Share-based Awards

In determining the fair value of share options granted, a binomial option-pricing model (the “BP Model”) is applied. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends. Prior to the completion of the Company’s IPO, the fair values of the ordinary shares were assessed using the income approach/discounted cash flow method or based on the mid-point of the estimated IPO price range, in each case with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. After the completion of the Company’s IPO, the fair values of the ordinary shares were determined based on the trading price of the Company’s ADSs in the public market.

Share-based compensation expense for share options granted to employees is measured based on their grant-date fair values. For options with only a service requirement, share-based compensation expense is recognized on an accelerated basis over the requisite service period. For options with both a service requirement and performance targets, share-based compensation expense is recognized over the estimated period during which both the service period requirement and the performance targets will be met. For options vesting subject to an IPO, share-based compensation expense is recognized on an accelerated basis over the requisite service period after the completion of Sogou’s IPO on November 13, 2017. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for the number of awards so estimated.

Share-based compensation expense for share options granted to non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period during which the service is provided. The Sogou Group applies the guidance in ASC 505-50 to measure share options granted to non-employees based on the then-current fair value at each reporting date until the service has been provided and the performance targets have been met.

Share-based awards granted by Sohu are deemed to be share-based compensation made by the Sogou Group in exchange for services rendered to the Sogou Group, and the Sogou Group recognizes share-based compensation expense accordingly. Because the Sogou Group is not required to reimburse Sohu for such share-based compensation expense, the related amount is recorded as a capital contribution from Sohu.

In determining the fair value of Sohu share options granted, a BP Model is applied; in determining the fair value of restricted share units granted, the public trading price on the grant dates of the underlying shares is applied.

Share-based compensation expense for share options and restricted share units granted under Sohu’s share-based incentive plans is recognized on an accelerated basis over the requisite service period. The number of share awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for that number of awards so estimated.

Tencent Share-based Awards

Certain persons who became employees of the Sogou Group when Tencent’s Soso search-related businesses were transferred to the Sogou Group in September 2013 had been granted restricted share units under Tencent’s share award arrangements prior to the transfer of the businesses. Following the transfer of the businesses, these Tencent restricted share units continue to vest under the original Tencent share award arrangements provided the transferred employees continue to be employed by the Sogou Group during the requisite service period. After the transfer of the Soso search-related businesses, the Sogou Group applied the guidance in ASC 505-50 to measure the related compensation expense, which is deemed to have been incurred by Tencent as an investor on the Sogou Group’s behalf, based on the then-current fair value at each reporting date. To determine the then-current fair value of the Tencent restricted share units granted to these employees, the public market price of the underlying shares at each reporting date was applied. Because the Sogou Group is not required to reimburse Tencent for such share-based compensation expense, the related amount was recorded as a capital contribution from Tencent.

For Tencent restricted share units that Tencent had granted to employees who transferred to the Sogou Group with the Soso search-related businesses, compensation expense is recognized by the Sogou Group on an accelerated basis over the requisite service period, and the fair value of the share-based compensation is re-measured at each reporting date until the service has been provided. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and no compensation expense is recorded for the number of awards so estimated.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. If factors change or different assumptions were used for any given period, the share-based compensation expense could be materially different for that period. Moreover, the estimates of fair value are not intended to predict actual future events or the value that ultimately will be realized by employees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Sogou Group for accounting purposes.

Cost Allocations

u.                  Cost Allocations

The Sogou Group’s consolidated statements of comprehensive income comprise all the related costs of operations of the Sogou Group, which include an allocation of certain research and development expenses paid by Sohu for Sogou to provide technical support to the search and search-related businesses; and Sohu share-based awards granted to Sogou employees. These allocations are based on a variety of factors, depending upon the nature of the expenses being allocated, including the number of employees and the percentage of computer system’s workload that is for services provided to Sogou.

Total expenses undertaken by Sohu are allocated and included in the Sogou Group’s consolidated statements of comprehensive income as follows:

	For the Year Ended December 31,
	2016	2017	2018
Research and development expenses	$788	$707	$670
Share-based compensation related to Sogou employees	49	4	—
Total	$837	$711	$670

Management believes the basis and amounts of these allocations are reasonable. While the expenses allocated to the Sogou Group for these items are not necessarily indicative of the expenses that would have been incurred if the Sogou Group had been a separate, stand-alone entity, the Sogou Group does not believe that there is any significant difference between the nature and amounts of these allocated expenses and the expenses that would have been incurred if the Sogou Group had been a separate, stand-alone entity.

Under an agreement between the Company and Sohu, the Company does not need to repay Sohu for these expenses for share-based compensation related to Sogou employees, and research and development expenses allocated from Sohu. Accordingly, the Sogou Group recognizes the related amounts as capital contributions from Sohu as those expenses are incurred.

Contribution

v.                   Contribution

Under ASC subtopic 720-25, “Contributions Made,” an unconditional promise to give cash that depends only on the passage of time or a demand by the promisee for performance is to be recognized as a payable and as an expense in the period the promise is made. In the second quarter of 2016, the Sogou Group recognized a one-time expense of US$27.8 million arising from a donation by Sogou to Tsinghua University related to setting up a joint research institute focusing on artificial intelligence technology. The donation expense was reflected in other (expenses)/income, net in the consolidated statements of comprehensive income.

Income Taxes and Uncertain Tax Positions

w.                Income Taxes and Uncertain Tax Positions

Income Taxes

Income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in the Sogou Group’s financial statements or tax returns. Deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using tax rates and tax laws in effect as of the measurement date. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is considered more likely than not that some portion of or all of the deferred tax assets will not be realized. In making such determination, the Sogou Group considers factors including (i) future reversals of existing taxable temporary differences, (ii) future profitability, and (iii) tax planning strategies.

Uncertain Tax Positions

In order to assess uncertain tax positions, the Sogou Group applies a more likely than not threshold and a two-step approach for financial statement recognition and measurement of its tax position. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related litigation processes and appeals, if any. The second step is to measure the tax benefit as the largest amount that is more likely than not to be realized upon settlement. Significant judgment is required in evaluating the Sogou Group’s uncertain tax positions and determining its provision for income taxes. The Sogou Group did not have any significant interest or penalties associated with tax positions for the years ended December 31, 2016, 2017 and 2018. As of December 31, 2017 and 2018, the Sogou Group did not have any significant unrecognized uncertain tax positions, and did not recognize any liability for unrecognized tax benefits or any significant interest or penalties associated with such uncertain tax positions.

Comprehensive Income

x.                  Comprehensive Income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented in the Sogou Group’s consolidated balance sheets, consists of the Sogou Group’s cumulative foreign currency translation adjustment.

Net Income per Ordinary Share

y.                   Net Income per Ordinary Share

Basic net income per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of share options, vesting and settlement of restricted share units, and, for periods prior to the completion of the IPO, conversion of Pre-IPO Preferred Shares. Potential ordinary shares issuable upon the exercise of share options are accounted for in the computation of diluted net income per ordinary share using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. Potential ordinary shares issuable upon the conversion of Pre-IPO Preferred Shares are accounted for in the computation of diluted net income per ordinary share for periods prior to the completion of the IPO, using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted net income per share calculation when inclusion of such shares would be anti-dilutive.

The two-class method was used to calculate the basic net income per ordinary share for periods prior to the completion of the IPO, since the Pre-IPO Preferred Shares were entitled to participation with ordinary shares in the Company’s undistributed net income and therefore were deemed to be participating securities. Net income per ordinary share are computed on Class A Ordinary Shares and Class B Ordinary Shares together, because both classes have the same dividend rights in the Company’s undistributed net income.

Fair Value of Financial Instruments

z.                    Fair Value of Financial Instruments

U.S. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Sogou Group considers the principal or most advantageous market in which a transaction would be expected to occur and considers assumptions that market participants would use when pricing the asset or liability.

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs that are supported by little or no market activity.

The Sogou Group’s financial instruments primarily include cash equivalents, short-term investments, accounts receivables, financing receivable, accounts payables, accrued and other short-term liabilities, and amounts due from/to related parties. The carrying value of these balances approximates their fair value due to the current and short term nature of the balances.

Segment Reporting

aa.           Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Sogou Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Sogou Group. The Sogou Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Sogou Group has only one operating segment. As the Sogou Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently Issued Accounting Pronouncements

bb.           Recently Issued Accounting Pronouncements

Leases.  On February 25, 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, “Leases”, which specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. Based on its preliminary assessment, the Sogou Group expects to record a right-of-use asset of approximately $25.4 million and a lease liability of approximately $23.1 million on its adoption date of January 1, 2019, primarily related to the Sogou Group’s leased office space. The Sogou Group will use a modified restropective approach under ASU 2018-11 and will not restate prior periods. The Sogou Group expects to implement new accounting policies as well as to elect certain practical expedients available to it under ASU 2016-02, including those related to leases with terms of less than 12 months.

Financial Instruments-Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Sogou Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Simplifying the Test for Goodwill Impairment. In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”. The guidance removes Step 2 of goodwill impairment tests, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance is to be adopted on a prospective basis for annual or interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Sogou Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Compensation—Stock Compensation. In June 2018, the FASB issue ASU 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting,” which provides guidance about the amendments in nonemployee share-based payment accounting. The amendments in this guidance are effective for publicly-traded business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than the date of an entity’s adoption of Topic 606. The Sogou Group does not expect this standard to have a material impact on its consolidated financial statements.